Annual Total Returns (Vanguard Short-Term Bond Index Fund - Signal Shares Participant:) (Vanguard Short-Term Bond Index Fund, Vanguard Short-Term Bond Index Fund - Signal Shares)	12 Months Ended
Dec. 31, 2012
Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Signal Shares
Annual Total Return
2012	2.05%
2011	3.08%
2010	4.03%
2009	4.38%
2008	5.51%